Document and Entity Information - Mar. 31, 2015 - shares	Total
Document and Entity Information
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2015
Entity Registrant Name	China Cord Blood Corp
Entity Central Index Key	0001467808
Trading Symbol	CO
Current Fiscal Year End Date	--03-31
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	80,083,248
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes